UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SEMIANNUAL REPORT
June 30, 2023
T. ROWE PRICE
TVAL	Value ETF
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T. ROWE PRICE VALUE ETF

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T. ROWE PRICE VALUE ETF

Market Commentary
Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30, 2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in European securities.
Within the S& P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings— which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE VALUE ETF

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission (SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE VALUE ETF

Portfolio Summary
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23
Financials	18.6%
Health Care	18.2
Industrials and Business Services	12.3
Consumer Staples	9.8
Energy	8.6
Information Technology	8.1
Utilities	5.8
Communication Services	5.5
Consumer Discretionary	4.6
Real Estate	4.1
Materials	3.9
Other and Reserves	0.5
Total	100.0%

T. ROWE PRICE VALUE ETF

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of Net Assets
6/30/23
Wells Fargo	2.3%
ExxonMobil	2.2
Philip Morris International	2.2
Southern Company	2.2
Wal-Mart	2.1
Bank of America	2.0
Elevance Health	2.0
AvalonBay Communities	1.8
Qualcomm	1.8
Fiserv	1.7
Becton, Dickinson & Company	1.6
Chubb	1.6
Johnson & Johnson	1.6
TotalEnergies	1.6
Hartford Financial Services	1.5
Cigna	1.3
L3Harris Technologies	1.3
U.S. Bancorp	1.3
American International Group	1.2
Cummins	1.2
Merck	1.2
Siemens	1.2
Zimmer Biomet Holdings	1.2
Stanley Black & Decker	1.1
Verizon Communications	1.1
Total	40.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE VALUE ETF

FUND EXPENSE EXAMPLE
As a shareholder, you may incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales, and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE VALUE ETF

FUND EXPENSE EXAMPLE (continued)
Value ETF
	Beginning Account Value 6/15/23[1]	Ending Account Value 6/30/23	Expenses Paid During Period 6/15/23 to 6/30/23[1,2]
Actual	$1,000.00	$1,018.40	$0.15
	1/1/23 [1]	6/30/23	1/1/23 to 6/30/23[1,3]
Hypothetical (assumes 5% return before expenses)	1,000.00	1,023.16	1.66

[1]	The actual expense example is based on the period since the fund’s start of operations on 6/15/23, one day after inception; the hypothetical expense example is based on the half-year period beginning 1/1/23, as required by the Securities and Exchange Commission.
[2]	Expenses are equal to the fund’s annualized expense ratio for the period (0.33%), multiplied by the average account value over the period, multiplied by the number of days in the period (16), and divided by the days in the year (365) since the fund’s start of operations.
[3]	Expenses are equal to the fund’s annualized expense ratio for the period (0.33%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE VALUE ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

6/14/23 (1) Through
6/30/23
NET ASSET VALUE
Beginning of period	$ 25.00
Investment activities
Net investment income(2) (3)	0.04
Net realized and unrealized gain/loss	0.42
Total from investment activities	0.46
NET ASSET VALUE
End of period	$ 25.46
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	1.84%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.33% (5)
Net expenses after waivers/payments by Price Associates	0.33% (5)
Net investment income	3.54% (5)
Portfolio turnover rate	1.1%
Net assets, end of period (in thousands)	$ 14,003

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	See Note 6 for details to expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

June 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.5%
COMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 1.1%
Verizon Communications	4,082	152
		152
Entertainment 0.4%
Walt Disney (1)	696	62
		62
Interactive Media & Services 1.7%
Alphabet, Class C (1)	910	110
Meta Platforms, Class A (1)	440	126
		236
Media 1.3%
News, Class A	7,589	148
Omnicom Group	373	36
		184
Wireless Telecommunication Services 1.0%
T-Mobile US (1)	963	134
		134
Total Communication Services		768
CONSUMER DISCRETIONARY 4.6%
Automobile Components 0.6%
Aptiv (1)	362	37
Magna International	682	38
		75
Hotels Restaurants & Leisure 1.8%
Las Vegas Sands (1)	1,129	65

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Marriott International, Class A	310	57
MGM Resorts International	924	41
Starbucks	312	31
Yum! Brands	437	61
		255
Household Durables 0.3%
Lennar, Class A	351	44
		44
Specialty Retail 1.9%
AutoZone (1)	28	70
Best Buy	1,166	95
Home Depot	217	67
TJX	420	36
		268
Total Consumer Discretionary		642
CONSUMER STAPLES 9.8%
Beverages 1.4%
Coca-Cola	1,404	85
Diageo, ADR	498	86
Keurig Dr Pepper	1,071	33
		204
Consumer Staples Distribution & Retail 2.2%
Dollar General	122	21
Walmart	1,850	291
		312
Food Products 2.1%
Conagra Brands	3,808	129
General Mills	325	25
Mondelez International	1,431	104

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Tyson Foods, Class A	781	40
		298
Household Products 1.7%
Colgate-Palmolive	802	62
Kimberly-Clark	724	100
Procter & Gamble	499	75
		237
Personal Care Products 0.2%
Kenvue (1)	965	25
		25
Tobacco 2.2%
Philip Morris International	3,101	303
		303
Total Consumer Staples		1,379
ENERGY 8.6%
Energy Equipment & Services 0.9%
Baker Hughes	947	30
Halliburton	2,808	93
		123
Oil, Gas & Consumable Fuels 7.7%
Chevron	812	128
ConocoPhillips	1,437	149
Devon Energy	827	40
EOG Resources	909	104
Exxon Mobil	2,828	303
Pioneer Natural Resources	209	43
TC Energy	2,221	90

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
TotalEnergies, ADR	3,860	222
		1,079
Total Energy		1,202
FINANCIALS 18.6%
Banks 7.9%
Bank of America	9,592	275
Citigroup	0	-
Fifth Third Bancorp	4,905	129
Huntington Bancshares	8,494	92
JPMorgan Chase	650	94
US Bancorp	5,581	184
Wells Fargo	7,636	326
		1,100
Capital Markets 2.1%
BlackRock	68	47
Cboe Global Markets	361	50
Charles Schwab	1,451	82
Morgan Stanley	902	77
S&P Global	90	36
		292
Consumer Finance 0.6%
Capital One Financial	265	29
Discover Financial Services	514	60
		89
Financial Services 3.1%
Apollo Global Management	646	50
Equitable Holdings	3,805	103
Fiserv (1)	1,949	246
FleetCor Technologies (1)	158	40
		439

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Insurance 4.9%
American International Group	2,867	165
Chubb	1,179	227
Hartford Financial Services Group	2,970	214
Marsh & McLennan	399	75
		681
Total Financials		2,601
HEALTH CARE 18.2%
Biotechnology 1.0%
AbbVie	490	66
Regeneron Pharmaceuticals (1)	52	38
Vertex Pharmaceuticals (1)	108	38
		142
Health Care Equipment & Supplies 4.0%
Baxter International	1,891	86
Becton Dickinson	849	224
Medtronic	873	77
Zimmer Biomet Holdings	1,131	165
		552
Health Care Providers & Services 6.7%
Cigna	637	179
CVS Health	1,631	113
Elevance Health	636	283
HCA Healthcare	189	57
McKesson	350	149
Molina Healthcare (1)	164	49
UnitedHealth Group	218	105
		935
Life Sciences Tools & Services 1.4%
Agilent Technologies	374	45

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Danaher	242	58
Thermo Fisher Scientific	188	98
		201
Pharmaceuticals 5.1%
Bristol-Myers Squibb	514	33
Elanco Animal Health (1)	2,849	29
Eli Lilly	294	138
Johnson & Johnson	1,393	230
Merck	1,524	176
Pfizer	2,330	85
Zoetis	162	28
		719
Total Health Care		2,549
INDUSTRIALS & BUSINESS SERVICES 12.3%
Aerospace & Defense 2.1%
Howmet Aerospace	590	29
L3Harris Technologies	912	178
TransDigm Group (1)	98	88
		295
Air Freight & Logistics 0.8%
United Parcel Service, Class B	626	112
		112
Building Products 0.4%
Trane Technologies	310	59
		59
Commercial Services & Supplies 0.6%
Republic Services	526	81
		81

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Electrical Equipment 1.0%
Hubbell	442	147
		147
Ground Transportation 1.7%
Canadian Pacific Kansas City	902	73
CSX	2,358	80
Norfolk Southern	245	56
Union Pacific	170	35
		244
Industrial Conglomerates 2.4%
General Electric	1,168	129
Roper Technologies	77	37
Siemens, ADR	2,017	168
		334
Machinery 2.6%
Cummins	668	164
Otis Worldwide	487	43
Stanley Black & Decker	1,615	151
		358
Passenger Airlines 0.4%
United Airlines Holdings (1)	1,067	58
		58
Trading Companies & Distributors 0.3%
United Rentals	86	38
		38
Total Industrials & Business Services		1,726

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 8.1%
Communications Equipment 0.4%
Motorola Solutions	196	57
		57
Electronic Equipment, Instruments & Components 0.4%
CDW	259	47
		47
IT Services 0.5%
Accenture, Class A	234	72
		72
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices (1)	272	31
Applied Materials	502	73
Entegris	188	21
Marvell Technology	724	43
Microchip Technology	574	51
Micron Technology	843	53
ON Semiconductor (1)	832	79
QUALCOMM	2,074	247
Taiwan Semiconductor Manufacturing, ADR	488	49
Texas Instruments	303	55
		702
Software 0.6%
Microsoft	261	89
		89
Technology Hardware, Storage & Peripherals 1.2%
Samsung Electronics, GDR	45	63

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Western Digital (1)	2,854	108
		171
Total Information Technology		1,138
MATERIALS 3.9%
Chemicals 2.5%
CF Industries Holdings	1,763	122
Linde	298	114
Nutrien	458	27
RPM International	999	90
		353
Containers & Packaging 1.0%
Avery Dennison	245	42
Ball	502	29
International Paper	2,247	72
		143
Metals & Mining 0.4%
BHP Group, ADR	823	49
		49
Total Materials		545
REAL ESTATE 4.1%
Industrial REITs 0.4%
Prologis, REIT	448	55
		55
Residential REITs 1.9%
AvalonBay Communities, REIT	1,373	260
		260
Specialized REITs 1.8%
Equinix, REIT	59	46
Lamar Advertising, Class A, REIT	309	31

T. ROWE PRICE VALUE ETF

	Shares	$ Value
(Cost and value in $000s)
Public Storage, REIT	149	43
Weyerhaeuser, REIT	4,089	137
		257
Total Real Estate		572
UTILITIES 5.8%
Electric Utilities 3.2%
Duke Energy	448	40
Entergy	378	37
NextEra Energy	793	59
Southern	4,391	308
		444
Multi-Utilities 2.6%
Ameren	1,023	84
Dominion Energy	2,210	115
DTE Energy	448	49
Sempra Energy	818	119
		367
Total Utilities		811
Total Common Stocks (Cost $13,696)		13,933
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 5.03% (2)	85,411	85
Total Short-Term Investments (Cost $85)		85
Total Investments in Securities 100.1% of Net Assets (Cost $13,781)		$14,018

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield

T. ROWE PRICE VALUE ETF

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

June 30, 2023 Unaudited
     STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $13,781)	$ 14,018
Receivable for investment securities sold	75
Dividends receivable	20
Total assets	14,113
Liabilities
Payable for investment securities purchased	108
Investment management and administrative fees payable	2
Total liabilities	110
NET ASSETS	$ 14,003
Net assets consists of:
Total distributable earnings (loss)	$ 253
Paid-in capital applicable to 550,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	13,750
NET ASSETS	$14,003
NET ASSET VALUE PER SHARE	$ 25.46
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

Unaudited
     STATEMENT OF OPERATIONS

($000s)
6/14/23 Through
6/30/23
Investment Income (Loss)
Dividend income (net of foreign taxes of $1)	$ 22
Investment management and administrative expense	2
Net investment income	20
Realized and Unrealized Gain / Loss
Net realized loss on securities	(4)
Change in net unrealized gain / loss on securities	237
Net realized and unrealized gain / loss	233
INCREASE IN NET ASSETS FROM OPERATIONS	$253
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

Unaudited
     STATEMENT OF CHANGES IN NET ASSETS

($000s)
6/14/23 Through
6/30/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 20
Net realized loss	(4)
Change in net unrealized gain / loss	237
Increase in net assets from operations	253
Capital share transactions*
Shares sold	13,750
Increase in net assets from capital share transactions	13,750
Net Assets
Increase during period	14,003
Beginning of period	-
End of period	$14,003
*Share information
Shares sold	550
Increase in shares outstanding	550
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE VALUE ETF

Unaudited
     NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Value ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on June 14, 2023. The fund seeks to provide long-term capital growth.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE).

T. ROWE PRICE VALUE ETF

However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
New Accounting Guidance
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe

T. ROWE PRICE VALUE ETF

Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the

T. ROWE PRICE VALUE ETF

quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On June 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  3  –   OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $13,941,000 and $155,000, respectively, for the period ended June 30, 2023.

T. ROWE PRICE VALUE ETF

NOTE  4  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $13,781,000. Net unrealized gain aggregated $237,000 at period-end, of which $323,000 related to appreciated investments and $86,000 related to depreciated investments.
NOTE  5  –   FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.33% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management

T. ROWE PRICE VALUE ETF

services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses. All costs related to organization and offering of the fund are borne by Price Associates.
As of June 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 500,000 shares of the fund, representing 91% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE VALUE ETF

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE VALUE ETF

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-638-5660 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 27, 2023, to elect the following director-nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
	Votes For	Votes Withheld
Melody Bianchetto	13,058,976	207,279
Mark J. Parrell	13,008,567	257,689
Eric L. Veiel	13,038,692	227,564
Kellye L. Walker	13,058,746	207,511

Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available electronically on the SEC’s website (sec.gov).

T. ROWE PRICE VALUE ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
At a meeting held on December 5, 2022 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price mutual funds and ETFs, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other T. Rowe Price mutual funds and ETFs (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser.
Costs, Benefits, Economies of Scale, Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.
Under the Advisory Contract, the fund will pay the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and any nonrecurring, extraordinary expenses. The Adviser has generally implemented an

T. ROWE PRICE VALUE ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)
all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract for the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the Board to approve the Advisory Contract (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1074-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023